Business Combination - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Sep. 14, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Proceeds from issuance of stock In connection with business combination		$ 70,938
Common stock, shares authorized		950,000	950,000,000		950,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001		$ 0.0001
Common Stock and Preferred Stock Shares Authorized		1,000,000
Preferred stock shares authorized		50,000
Preferred stock par or stated value per share		$ 0.0001
Business Acquisition, Transaction Costs		$ 6,794
PIPE Units [Member]
Business Acquisition [Line Items]
Class of warrants and rights issued during the period	2,052
Class of warrants and rights issued, price per warrant	$ 10
Exercise price of warrant	12.5
PIPE Units [Member] | Share Price Equal Or Exceeds Twenty Dollar Per Share [Member]
Business Acquisition [Line Items]
Share price	20
Common Stock [Member]
Business Acquisition [Line Items]
Shares Outstanding		84,254,000	65,772,001	65,772,000	65,742,883	65,670,088
Common Stock [Member] | PIPE Units [Member] | Share Price Equal Or Exceeds Twenty Dollar Per Share [Member]
Business Acquisition [Line Items]
Share price	$ 20
Legacy Amprius [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares Outstanding		65,777
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		14,223
Legacy Amprius Option [Member]
Business Acquisition [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		6,665